Preferred, Common Stock and Additional Paid in Capital - Reverse Stock Split Adjustments (Details)	Oct. 14, 2012 Prior to Reverse Stock Split adjustment	Oct. 15, 2012 After Reverse Stock Split adjustment
Reverse Stock Split [Line Items]
Common Stock - Shares Outstanding	81,012,403	5,400,810